Note 7 - Stockholders' Deficit - 10Q (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Series/ Issue Date	Warrants Authorized	Warrants Issued	Exercised/ Forfeited	Balance September 30, 2013	Exercise Price	Exercisable Period (years)
Series A /June 2012	95	95	—	95	$0.37	3
Series B / September 2012	40	40	—	40	$1.57	3
Series C / October 2012	40	40	—	40	$1.57	3
Series D / December 2012	14	14	—	14	$1.57	5
Series E /December 2012	29	29	—	29	$1.57	5
Series F / March 2013	40	40	—	40	$1.57	3
Series G / April 2013	95	95	—	95	$1.31	3
Series H / June 2013	83	83	—	83	$1.57	3
	436	436	—	436

Series / Issue Date	Warrants Authorized	Warrants Issued	Exercised/ Forfeited	Balance December 31, 2012	Exercise Price	Exercisable Period (years)
Series A / June 2012	95	95	—	95	$0.37	3
Series B / September 2012	40	40	—	40	$1.57	3
Series C /October 2012	40	40	—	40	$1.57	3
Series D /December 2012	14	14	—	14	$1.57	5
Series E /December 2012	29	29	—	29	$1.57	5

	218	218	—	218

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
Warrants Issued	Dividend Yield	Volatility	Expected Lives (Yrs.)	Risk-Free Rate	Date of the Assumptions
June 2012	0.00%	126.00%	3	.34%	June 1, 2012
September 2012	0.00%	126.00%	3	.35%	September 25, 2012
October 2012	0.00%	126.00%	3	.35%	October 12, 2012
December 2012	0.00%	126.00%	5	.72%	December 31, 2012
March 2013	0.00%	126.00%	3	.38%	March 18, 2013
April 2013	0.00%	126.00%	3	.34%	April 10, 2013
June 2013	0.00%	126.00%	3	.52%	June 1, 2013

Warrants Issued	Dividend Yield	Volatility	Expected Lives (Yrs.)	Risk-Free Rate	Date of the Assumptions
Series A	0.00%	126.00%	3.34%		June 1, 2012
Series B	0.00%	126.00%	3.35%		September 25, 2012
Series C	0.00%	126.00%	3.35%		October 12, 2012
Series D	0.00%	126.00%	5.72%		December 31, 2012
Series E	0.00%	126.00%	5.72%		December 31, 2012

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Stock Options	Weighted Average Exercise Price	Weighted Average Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2013	1,531	$0.31
Granted	1,050	1.57
Assumed in VC acquisition	75	344.16
Exercised	—	—
Forfeited or expired	(22)	45.58
Outstanding at September 30, 2013	2,634	10.19	5.65	$4,811	*
Vested or expected to vest at September 30, 2013	2,634	10.19	5.65	4,811	*
Exercisable at September 30, 2013	1,584	15.89	6.5	3,627	*

	2012		2011
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price

Outstanding on January 1	—	$—	—	$—
Assumed in PAH acquisition	1,307	0.05
Granted	458	1.07	—	—
Forfeited or expired	(234)	0.31	—	—
Outstanding at December 31	1,531	0.31	—	—

Exercisable at December 31(1)	1,264	0.05	—	—
Vested or expected to vest at December 31(2)	1,531	0.31	—	—
Shares available on December 31 for options that may be granted	1,684		—

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Outstanding Options			Exercisable Stock Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$0.00 to $0.50	1,264	7.9	$0.05	1,264	$0.05
$0.51 to $1.00	—	—	—	—	—
$1.00 to $1.50	—	—	—	—	—
$1.51 to $2.00	267	4.6	1.57	—	—
Total stock options	1,531	7.3	0.31	1,264	0.05